Results from discontinued operations	12 Months Ended
Jun. 30, 2023
Results from discontinued operations
36. Results from discontinued operations

35. Results from discontinued operations

The results of discontinued operations include the operations of IDBD / DIC and Carnes Pampeanas S.A. which were deconsolidated as of June 30, 2021:

	06.30.2023	06.30.2022	06.30.2021
Revenues	-	-	150,997
Costs	-	-	(124,062)
Gross profit	-	-	26,935
Net loss from fair value adjustment of investment properties	-	-	(99)
General and administrative expenses	-	-	(15,798)
Selling expenses	-	-	(16,703)
Other operating results, net	-	-	5,098
Loss from operations	-	-	(567)
Share of profit of joint ventures and associates	-	-	2,542
Profit from operations before financing and taxation	-	-	1,975
Financial income	-	-	1,884
Finance costs	-	-	(24,455)
Other financial results	-	-	1,597
Inflation adjustment	-	-	315
Financial results, net	-	-	(20,659)
Loss before income tax	-	-	(18,684)
Income tax	-	-	1,114
Loss for the year from discontinued operations	-	-	(17,570)
Result due to loss of control	-	-	(11,620)
Loss for the year from discontinued operations	-	-	(29,190)

Loss for the period from discontinued operations attributable to:
Equity holders of the parent	-	-	(17,287)
Non-controlling interest	-	-	(11,903)

Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	-	(33.00)
Diluted	-	-	(33.00)